UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value

Common Stocks — 78.6%

Aerospace/Defense — 3.6%
15,000	Alliant Techsystems, Inc. *	$1,004,700
35,000	BE Aerospace, Inc. *	303,450
23,000	Esterline Technologies Corp. *	464,370
22,000	General Dynamics Corp.	914,980
18,500	Goodrich Corp.	700,965
21,000	L-3 Communications Holdings, Inc.	1,423,800
14,000	Lockheed Martin Corp.	966,420
25,000	Northrop Grumman Corp.	1,091,000
8,000	Orbital Sciences Corp. *	95,120
30,000	Precision Castparts Corp.	1,797,000
23,500	Raytheon Co.	915,090
38,000	Rockwell Collins, Inc.	1,240,320
18,000	Teledyne Technologies, Inc. *	480,240
		11,397,455
Apparel — 1.1%
54,000	Guess?, Inc.	1,138,320
28,000	Phillips-Van Heusen Corp.	635,040
18,000	VF Corp.	1,027,980
29,000	Warnaco Group, Inc. (The) *	696,000
		3,497,340
Auto Parts — 1.2%
44,000	BorgWarner, Inc.	893,200
13,200	Eaton Corp.	486,552
87,000	Johnson Controls, Inc.	1,044,000
83,000	LKQ Corp. *	1,184,410
		3,608,162
Bank — 1.2%
62,000	Bank of Hawaii Corp.	2,044,760
116,000	Wells Fargo & Co.	1,651,840
		3,696,600
Bank - Canadian — 0.5%
36,800	Royal Bank of Canada	1,064,256
11,284	Toronto-Dominion Bank (The)	390,201
		1,454,457
Bank - Foreign — 0.2%
70,400	Banco Bilbao Vizcaya Argentaria, S.A. ADR	572,352
Bank - Midwest — 0.7%
25,000	Northern Trust Corp.	1,495,500
46,000	U.S. Bancorp	672,060
		2,167,560
Biotechnology — 0.8%
26,000	Myriad Genetics, Inc. *	1,182,220
12,000	Techne Corp.	656,520
12,100	United Therapeutics Corp. *	799,689
		2,638,429

Shares		Value
Building Materials — 0.4%
30,000	Jacobs Engineering Group, Inc. *	$1,159,800
Cable TV — 0.3%
41,000	Rogers Communications, Inc. Class B	936,030
Chemical - Basic — 0.7%
21,000	Agrium, Inc.	751,590
27,500	Celanese Corp. Series A	367,675
22,000	FMC Corp.	949,080
		2,068,345
Chemical - Diversified — 1.1%
17,000	Air Products & Chemicals, Inc.	956,250
32,200	Albemarle Corp.	700,994
21,000	Monsanto Co.	1,745,100
		3,402,344
Chemical - Specialty — 3.6%
39,000	Airgas, Inc.	1,318,590
65,000	Ecolab, Inc.	2,257,450
23,500	Lubrizol Corp. (The)	799,235
8,000	Mosaic Co. (The)	335,840
56,000	Praxair, Inc.	3,768,240
21,000	Sherwin-Williams Co. (The)	1,091,370
48,400	Sigma-Aldrich Corp.	1,829,036
		11,399,761
Computer Software & Services — 2.0%
34,000	Accenture Ltd. Class A	934,660
15,000	ANSYS, Inc. *	376,500
58,000	Cognizant Technology Solutions Corp. Class A *	1,205,820
22,000	Concur Technologies, Inc. *	422,180
13,000	DST Systems, Inc. *	450,060
38,000	Infosys Technologies Ltd. ADR	1,011,940
73,000	Nuance Communications, Inc. *	792,780
36,000	Sybase, Inc. *	1,090,440
		6,284,380
Diversified Companies — 4.1%
16,000	Acuity Brands, Inc.	360,640
73,500	AMETEK, Inc.	2,298,345
41,000	Barnes Group, Inc.	438,290
24,000	Brink’s Co. (The)	635,040
35,600	Danaher Corp.	1,930,232
21,000	Honeywell International, Inc.	585,060
71,000	ITT Corp.	2,731,370
24,000	McDermott International, Inc. *	321,360
16,000	Parker Hannifin Corp.	543,680
17,000	SPX Corp.	799,170
36,000	United Technologies Corp.	1,547,280
13,600	Valmont Industries, Inc.	682,856
		12,873,323

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value
Drug — 4.1%
34,000	Alexion Pharmaceuticals, Inc. *	$1,280,440
27,400	Allergan, Inc.	1,308,624
29,000	BioMarin Pharmaceutical, Inc. *	358,150
24,600	Celgene Corp. *	1,092,240
38,000	Covance, Inc. *	1,353,940
66,000	Gilead Sciences, Inc. *	3,057,120
34,000	Immucor, Inc. *	855,100
35,000	Perrigo Co.	869,050
52,000	Pharmaceutical Product Development, Inc.	1,233,440
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,261,400
		12,669,504
E-Commerce — 0.5%
18,800	Equinix, Inc. *	1,055,620
18,400	Salesforce.com, Inc. *	602,232
		1,657,852
Educational Services — 1.7%
21,000	Blackboard, Inc. *	666,540
19,000	DeVry, Inc.	915,420
20,000	ITT Educational Services, Inc. *	2,428,400
6,700	Strayer Education, Inc.	1,205,129
		5,215,489
Electrical Equipment — 1.2%
32,400	Cooper Industries Ltd. Class A	837,864
43,000	FLIR Systems, Inc. *	880,640
24,000	General Cable Corp. *	475,680
27,000	Thomas & Betts Corp. *	675,540
13,000	W.W. Grainger, Inc.	912,340
		3,782,064
Electrical Utility - Central — 1.0%
18,000	Entergy Corp.	1,225,620
20,600	ITC Holdings Corp.	898,572
25,000	Wisconsin Energy Corp.	1,029,250
		3,153,442
Electrical Utility - East — 1.4%
25,000	Exelon Corp.	1,134,750
21,000	FirstEnergy Corp.	810,600
30,000	NSTAR	956,400
7,000	PPL Corp.	200,970
42,000	Public Service Enterprise Group, Inc.	1,237,740
		4,340,460
Electrical Utility - West — 0.5%
33,000	Sempra Energy	1,525,920
Electronics — 0.9%
48,000	Amphenol Corp. Class A	1,367,520
33,000	Harris Corp.	955,020
37,000	MEMC Electronic Materials, Inc. *	610,130
		2,932,670

Shares		Value
Entertainment Technology — 0.4%
39,400	Dolby Laboratories, Inc. Class A *	$1,343,934
Environmental — 1.4%
63,500	Republic Services, Inc.	1,089,025
36,000	Stericycle, Inc. *	1,718,280
57,000	Waste Connections, Inc. *	1,464,900
		4,272,205
Financial Services - Diversified — 1.8%
6,000	Affiliated Managers Group, Inc. *	250,260
12,500	BlackRock, Inc.	1,625,500
36,000	Eaton Vance Corp.	822,600
15,000	Franklin Resources, Inc.	808,050
8,000	Global Payments, Inc.	267,280
56,000	Leucadia National Corp. *	833,840
4,000	ProAssurance Corp. *	186,480
26,000	T. Rowe Price Group, Inc.	750,360
		5,544,370
Food Processing — 1.9%
9,800	Bunge Ltd.	555,170
56,000	Flowers Foods, Inc.	1,314,880
18,000	General Mills, Inc.	897,840
26,000	H.J. Heinz Co.	859,560
30,000	Hormel Foods Corp.	951,300
34,000	McCormick & Company, Inc.	1,005,380
6,000	Ralcorp Holdings, Inc. *	323,280
		5,907,410
Food Wholesalers — 0.1%
9,000	Green Mountain Coffee Roasters, Inc. *	432,000
Foreign Telecommunications — 0.2%
12,300	Telefonica S.A. ADR	733,326
Grocery — 0.3%
36,000	Ruddick Corp.	808,200
Health Care Information Systems — 0.1%
10,000	Cerner Corp. *	439,700
Home Appliances — 0.1%
17,000	Toro Co. (The)	411,060
Hotel/Gaming — 0.4%
20,000	Vail Resorts, Inc. *	408,600
38,000	WMS Industries, Inc. *	794,580
		1,203,180
Household Products — 1.2%
25,000	Church & Dwight Co., Inc.	1,305,750
13,000	Energizer Holdings, Inc. *	645,970
17,000	Procter & Gamble Co. (The)	800,530
55,000	Tupperware Brands Corp.	934,450
		3,686,700

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value
Human Resources — 0.5%
30,500	Watson Wyatt Worldwide, Inc. Class A	$1,505,785
Industrial Services — 2.6%
24,000	Brink’s Home Security Holdings, Inc. *	542,400
53,000	C.H. Robinson Worldwide, Inc.	2,417,330
54,800	EMCOR Group, Inc. *	940,916
23,000	FTI Consulting, Inc. *	1,138,040
71,000	Geo Group, Inc. (The) *	940,750
44,400	Iron Mountain, Inc. *	984,348
58,000	Quanta Services, Inc. *	1,244,100
		8,207,884
Information Services — 1.5%
27,000	Alliance Data Systems Corp. *	997,650
26,000	Dun & Bradstreet Corp. (The)	2,002,000
21,000	FactSet Research Systems, Inc.	1,049,790
19,000	IHS, Inc. Class A *	782,420
		4,831,860
Insurance - Life — 0.7%
37,000	AFLAC, Inc.	716,320
56,000	Manulife Financial Corp.	627,200
31,872	MetLife, Inc.	725,726
3,960	Reinsurance Group of America, Inc.	128,264
		2,197,510
Insurance - Property & Casualty — 0.6%
15,000	ACE Ltd.	606,000
4,000	Arch Capital Group Ltd. *	215,440
28,000	Assurant, Inc.	609,840
32,000	Sun Life Financial, Inc.	571,520
		2,002,800
Internet — 0.7%
14,000	Amazon.com, Inc. *	1,028,160
3,400	Google, Inc. Class A *	1,183,404
		2,211,564

Shares		Value
Machinery — 3.4%
10,000	Bucyrus International, Inc.	$151,800
17,000	Caterpillar, Inc.	475,320
34,000	Curtiss-Wright Corp.	953,700
23,000	Deere & Co.	756,010
16,000	Flowserve Corp.	897,920
48,000	Foster Wheeler AG *	838,560
49,600	Gardner Denver, Inc. *	1,078,304
17,000	Graco, Inc.	290,190
42,000	IDEX Corp.	918,540
3,800	John Bean Technologies Corp.	39,748
6,000	Kaydon Corp.	163,980
34,000	Lennox International, Inc.	899,640
9,200	Manitowoc Company, Inc. (The)	30,084
36,200	Robbins & Myers, Inc.	549,154
42,000	Roper Industries, Inc.	1,782,900
30,000	Snap-on, Inc.	753,000
		10,578,850
Maritime — 0.1%
11,000	Kirby Corp. *	293,040
Medical Services — 0.6%
6,000	Amedisys, Inc. *	164,940
19,000	Laboratory Corporation of America Holdings *	1,111,310
32,000	Psychiatric Solutions, Inc. *	503,360
		1,779,610
Medical Supplies — 5.9%
9,600	Alcon, Inc.	872,736
29,000	Bard (C.R.), Inc.	2,311,880
25,000	Baxter International, Inc.	1,280,500
23,000	Becton, Dickinson & Co.	1,546,520
18,500	Charles River Laboratories International, Inc. *	503,385
50,000	DENTSPLY International, Inc.	1,342,500
19,700	Haemonetics Corp. *	1,085,076
52,000	Henry Schein, Inc. *	2,080,520
46,000	IDEXX Laboratories, Inc. *	1,590,680
54,000	Illumina, Inc. *	2,010,960
14,000	Intuitive Surgical, Inc. *	1,335,040
13,000	Masimo Corp. *	376,740
31,500	Owens & Minor, Inc.	1,043,595
5,000	Stryker Corp.	170,200
16,000	Varian Medical Systems, Inc. *	487,040
17,000	West Pharmaceutical Services, Inc.	557,770
		18,595,142
Metals Fabricating — 0.7%
52,000	Harsco Corp.	1,152,840
28,400	Kennametal, Inc.	460,364
17,000	Shaw Group, Inc. (The) *	465,970
		2,079,174

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value
Natural Gas - Distribution — 0.2%
3,000	South Jersey Industries, Inc.	$105,000
40,950	Southern Union Co.	623,259
		728,259
Natural Gas - Diversified — 2.3%
48,000	Energen Corp.	1,398,240
14,200	EOG Resources, Inc.	777,592
62,000	EQT Corp.	1,942,460
31,000	Penn Virginia Corp.	340,380
86,110	XTO Energy, Inc.	2,636,688
		7,095,360
Oilfield Services/Equipment — 0.8%
17,000	Exterran Holdings, Inc. *	272,340
74,000	FMC Technologies, Inc. *	2,321,380
		2,593,720
Packaging & Container — 1.0%
30,000	AptarGroup, Inc.	934,200
14,000	Ball Corp.	607,600
34,000	CLARCOR, Inc.	856,460
19,000	Greif, Inc. Class A	632,510
		3,030,770
Petroleum - Integrated — 0.2%
14,800	Total S.A. ADR	726,088
Petroleum - Producing — 1.4%
10,000	Quicksilver Resources, Inc. *	55,400
80,700	Range Resources Corp.	3,321,612
46,000	Tenaris S.A. ADR	927,820
		4,304,832
Pharmacy Services — 1.5%
34,000	CVS Caremark Corp.	934,660
52,000	Express Scripts, Inc. *	2,400,840
36,000	Medco Health Solutions, Inc. *	1,488,240
		4,823,740
Power — 0.3%
60,600	Covanta Holding Corp. *	793,254
Precision Instrument — 1.8%
21,000	Mettler-Toledo International, Inc. *	1,077,930
98,000	Thermo Fisher Scientific, Inc. *	3,495,660
21,000	Waters Corp. *	775,950
24,000	Woodward Governor Co.	268,320
		5,617,860
R.E.I.T. — 0.4%
71,000	Corrections Corp. of America *	909,510
34,000	ProLogis	221,000
		1,130,510

Shares		Value
Railroad — 1.5%
26,000	Burlington Northern Santa Fe Corp.	$1,563,900
32,000	Canadian National Railway Co.	1,134,400
6,800	CP Holders, Inc.	486,472
40,000	Kansas City Southern *	508,400
29,000	Norfolk Southern Corp.	978,750
		4,671,922
Recreation — 0.2%
28,000	Marvel Entertainment, Inc. *	743,400
Restaurant — 1.2%
36,000	Darden Restaurants, Inc.	1,233,360
20,000	McDonald’s Corp.	1,091,400
13,000	Sonic Corp. *	130,260
42,000	Yum! Brands, Inc.	1,154,160
		3,609,180
Retail - Automotive — 0.9%
10,000	AutoZone, Inc. *	1,626,200
6,000	Copart, Inc. *	177,960
28,000	O’Reilly Automotive, Inc. *	980,280
		2,784,440
Retail - Special Lines — 2.0%
45,000	Aeropostale, Inc. *	1,195,200
39,000	Buckle, Inc. (The)	1,245,270
94,000	Coach, Inc. *	1,569,800
38,000	Dick’s Sporting Goods, Inc. *	542,260
22,000	GameStop Corp. Class A *	616,440
44,000	TJX Companies, Inc. (The)	1,128,160
		6,297,130
Retail Store — 0.3%
19,000	Costco Wholesale Corp.	880,080
Securities Brokerage — 0.7%
8,800	Goldman Sachs Group, Inc. (The)	932,976
10,000	IntercontinentalExchange, Inc. *	744,700
28,500	Raymond James Financial, Inc.	561,450
		2,239,126
Shoe — 0.7%
10,000	Deckers Outdoor Corp. *	530,400
26,000	NIKE, Inc. Class B	1,219,140
30,000	Wolverine World Wide, Inc.	467,400
		2,216,940
Steel - General — 0.2%
40,000	Cliffs Natural Resources, Inc.	726,400

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value
Telecommunication Services — 1.4%
46,000	American Tower Corp. Class A *	$1,399,780
52,000	Crown Castle International Corp. *	1,061,320
14,000	Millicom International Cellular S.A.	518,560
21,000	Mobile TeleSystems ADR	628,320
56,000	TW Telecom, Inc. *	490,000
65,000	Vimpel-Communications ADR	425,100
		4,523,080
Telecommunications Equipment — 0.3%
22,000	Anixter International, Inc. *	696,960
24,000	CommScope, Inc. *	272,640
		969,600
Tobacco — 0.2%
16,900	British American Tobacco PLC ADR	777,400
Toiletries & Cosmetics — 0.3%
15,000	Chattem, Inc. *	840,750
Trucking — 0.3%
33,000	Hunt (J.B.) Transport Services, Inc.	795,630
Wireless Networking — 0.5%
12,000	Itron, Inc. *	568,200
44,000	SBA Communications Corp. Class A *	1,025,200
		1,593,400
	Total Common Stocks (Cost $278,820,866)	246,011,914

Principal Amount		Value

U.S. Government Agency Obligations— 9.4%

$1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,010,805
3,575,450	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	3,598,378
374,220	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	389,337
103,115	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	107,152
187,980	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	195,339
560,346	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	582,281
866,893	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	893,804
2,990,654	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	3,073,534
2,000,000	Federal National Mortgage Association, 3.00%, 1/14/11	2,001,452
2,100,705	Federal National Mortgage Association, 5.00%, 11/1/34	2,172,752
1,381,237	Government National Mortgage Association, 5.50%, 1/15/36	1,439,874

Principal Amount		Value
$13,321,249	Government National Mortgage Association, 5.50%, 8/20/37	$13,860,850
	Total U.S. Government Agency Obligations (Cost $28,287,819)	29,325,558

Corporate Bonds & Notes — 2.8%

Computer Software & Services — 0.7%
2,000,000	Hewlett-Packard Co., Global Notes, 6.13%, 3/1/14	2,129,906
Electrical Equipment — 0.9%
3,000,000	General Electric Capital Corp., 5.20%, 2/1/11	2,989,716
Financial Services - Diversified — 0.6%
6,000,000	SLM Corp., 1.65%, 4/1/14 (1)	1,767,540
Telecommunication Services — 0.6%
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,013,796
	Total Corporate Bonds & Notes (Cost $12,882,063)	8,900,958

U.S. Treasury Obligations — 2.9%

3,448,350	U.S. Treasury Notes, 1.88%, 7/15/13 (2)	3,539,945
4,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	5,377,500
	Total U.S. Treasury Obligations (Cost $7,367,994)	8,917,445
	Total Investment Securities — 93.7% (Cost $327,358,742)	$293,155,875

Short-Term Investments — 6.2%

U.S. Treasury Obligations — 6.0%
18,800,000	U.S. Treasury Bill, 0.13%, 4/23/09	18,799,885
Repurchase Agreements (3) — 0.2%
400,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $400,001 (collateralized by $410,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $412,560)	400,000
	Total Short-Term Investments (Cost $19,199,885)	19,199,885
Cash And Other Assets In Excess Of Liabilities — (0.1%)		460,001
Net Assets (4) —100.0%		$312,815,761
Net Asset Value Per Outstanding Share ($312,815,761 ÷ 23,413,352 shares outstanding)		$13.36

*	Non-income producing.

(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2009 (Unaudited)

(2)	Treasury Inflation-Protection Security (TIPS)

(3)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(4)
For federal income tax purposes, the aggregate cost was $346,558,627, aggregate gross unrealized appreciation was $40,634,482, aggregate gross unrealized depreciation was $74,837,349 and the net unrealized depreciation was $34,202,867.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$246,011,914	—
Level 2 - Other Significant Observable Inputs	66,343,846	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$312,355,760	—

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009